ORGANIZATION (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended							0 Months Ended
	Nov. 01, 2013 USD ($)	Dec. 31, 2013 CNY	Nov. 01, 2013 Ordinary shares	Nov. 01, 2013 ADSs	Nov. 01, 2013 ADSs USD ($)	Nov. 01, 2013 Class B	Dec. 31, 2013 Class B CNY	Dec. 31, 2014 Class B USD ($)	Nov. 01, 2013 Class B USD ($)	Dec. 31, 2014 Class A	Dec. 31, 2013 Class A	Nov. 01, 2013 Class A	Nov. 01, 2013 Baidu	Jul. 20, 2011 Baidu Ordinary shares USD ($)	Jul. 20, 2011 Baidu Ordinary shares CNY	Jul. 20, 2011 Baidu Ordinary shares	Dec. 31, 2014 Apartment rental business
Organization
Number of shares subscribed				12,612,800		1,000,000								181,402,116	181,402,116
Equity interest (as a percent)																62.01%	50.00%
Equity interest on a fully diluted basis (as a percent)													54.10%			60.00%
Total consideration of shares subscribed														$ 306,000	1,976,515
Percentage of total consideration remitted upon closing of the Baidu Transaction														85.00%	85.00%
Amount remitted upon closing of the Baidu Transaction		354,586					1,083,272							260,100	1,680,039
Amount remitted to escrow account														45,900
Gross proceeds from initial public offering and a private placement	$ 194,200	354,586
Share price (in dollars per share)					$ 15.00			$ 5	$ 5.00
Number of underlying shares represented by one ADR							3	3	3
Number of ordinary shares outstanding			342,183,204				39,332,950	134,376,522	39,332,950	224,299,179	302,850,254	302,850,254
Percentage of ownership by a related party																	50.00%